Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000243188 [Member] | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243188 [Member] | Workday, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243188 [Member] | Accenture PLC - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243188 [Member] | Veeva Systems, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243188 [Member] | Valero Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243188 [Member] | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243188 [Member] | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243188 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243188 [Member] | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243188 [Member] | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243188 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000243188 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000243188 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000243188 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000243188 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000243188 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000243188 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243188 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000259086 [Member] | Workday, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000259086 [Member] | Par Pacific Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000259086 [Member] | RingCentral, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259086 [Member] | Blackbaud, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259086 [Member] | BILL Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259086 [Member] | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259086 [Member] | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259086 [Member] | GigaCloud Technology, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259086 [Member] | Sprinklr, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000259086 [Member] | Globant SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000259086 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000259086 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000259086 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000259086 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000259086 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000259086 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000259086 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000259086 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000259086 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%